Short-Term Deposits and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Short Term Investments And Deposits Abstract
Schedule of short-term deposits and restricted cash
	As at December 31,
	2024	2023
	$ Thousands
Short-term restricted cash	-	532